CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (Parenthetical) - $ / shares	3 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021
Dividends declared (in dollars per share)	$ 0.325	$ 0.325	$ 0.320	$ 0.320
Healthcare Trust of America Holdings, LP (HTALP)
Dividends declared (in dollars per share)	$ 0.325	$ 0.325	$ 0.320	$ 0.320